Provisions for pensions and similar obligations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post Employment Plans [Abstract]
Staff costs - Current service costs (note 40)	R$ 3,142	R$ 14,605	R$ 15,416
Interest and similar income and expenses - Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	124,754	70,429	120,524
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	104,160	105,832	117,981
Other movements	12,432	5,323	4,355
Total	R$ 244,488	R$ 196,189	R$ 258,276